VESSELS AND EQUIPMENT, NET - Summary of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Accumulated depreciation
Depreciation	$ (35,816)	$ (33,361)
Vessels and equipment, net	2,306,352		$ 2,342,165
Vessels and equipment
Cost
Beginning balance, cost	2,467,470
Ending balance, cost	2,467,470
Accumulated depreciation
Beginning balance, accumulated depreciation	143,923
Depreciation	(32,592)
Ending balance, accumulated depreciation	176,515
Vessels and equipment, net	2,290,955		2,323,547
Dry docks
Cost
Beginning balance, cost	32,500
Ending balance, cost	32,500
Accumulated depreciation
Beginning balance, accumulated depreciation	13,882
Depreciation	(3,221)
Ending balance, accumulated depreciation	17,103
Vessels and equipment, net	15,397		18,618
Total
Cost
Beginning balance, cost	2,499,970
Ending balance, cost	2,499,970
Accumulated depreciation
Beginning balance, accumulated depreciation	157,805
Depreciation	(35,813)
Ending balance, accumulated depreciation	193,618
Vessels and equipment, net	$ 2,306,352		$ 2,342,165